American Century Investments®
Quarterly Portfolio Holdings
Focused Global Growth Fund
February 28, 2025

Focused Global Growth - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Canada — 2.6%
Canadian Pacific Kansas City Ltd.	214,000	16,674,880
Denmark — 1.0%
Novo Nordisk AS, Class B	72,706	6,595,641
France — 4.6%
Schneider Electric SE	50,900	12,505,339
Societe Generale SA	411,310	16,848,221
		29,353,560
Germany — 3.0%
SAP SE	70,260	19,497,228
Hong Kong — 2.4%
Techtronic Industries Co. Ltd.	1,128,500	15,793,022
Indonesia — 2.0%
Bank Central Asia Tbk. PT	25,456,100	12,972,317
Japan — 4.4%
Hitachi Ltd.	516,400	13,124,873
Keyence Corp.	38,900	15,516,322
		28,641,195
Spain — 2.6%
Cellnex Telecom SA	466,340	16,612,849
United Kingdom — 5.9%
Barclays PLC, ADR	1,284,040	20,339,194
London Stock Exchange Group PLC	118,670	17,744,440
		38,083,634
United States — 70.8%
AbbVie, Inc.	94,660	19,786,780
Amazon.com, Inc.(1)	150,910	32,035,175
AMETEK, Inc.	72,034	13,636,036
ARES Management Corp., Class A	83,949	14,350,242
Boston Scientific Corp.(1)	174,450	18,106,165
Broadcom, Inc.	88,100	17,569,783
CenterPoint Energy, Inc.	458,980	15,779,732
Dominion Energy, Inc.	273,430	15,481,607
Eli Lilly & Co.	16,670	15,346,902
Entegris, Inc.	126,490	12,803,318
Howmet Aerospace, Inc.	120,470	16,456,202
Mastercard, Inc., Class A	34,307	19,771,467
MercadoLibre, Inc.(1)	8,890	18,863,424
Meta Platforms, Inc., Class A	43,830	29,287,206
Microsoft Corp.	91,720	36,411,923
Nasdaq, Inc.	174,170	14,417,793
NVIDIA Corp.	272,610	34,054,441
Oracle Corp.	83,180	13,812,871
Progressive Corp.	65,510	18,473,820
Roper Technologies, Inc.	27,160	15,875,020
S&P Global, Inc.	33,190	17,714,831
Stryker Corp.	35,550	13,729,054
Uber Technologies, Inc.(1)	217,170	16,507,092
Williams Cos., Inc.	282,310	16,424,796
		456,695,680
TOTAL COMMON STOCKS (Cost $522,553,927)		640,920,006

SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,930	9,930
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $416,092), in a joint trading account at 4.32%, dated 2/28/25, due 3/3/25 (Delivery value $407,802)		407,655
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $2,842,793), at 4.34%, dated 2/28/25, due 3/3/25 (Delivery value $2,788,008)		2,787,000
		3,194,655
TOTAL SHORT-TERM INVESTMENTS (Cost $3,204,585)		3,204,585
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $525,758,512)		644,124,591
OTHER ASSETS AND LIABILITIES — 0.2%		1,321,452
TOTAL NET ASSETS — 100.0%		$645,446,043

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.7%
Financials	23.7%
Industrials	16.2%
Health Care	11.4%
Consumer Discretionary	7.9%
Communication Services	7.1%
Utilities	4.8%
Energy	2.5%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Denmark	—	$6,595,641	—
France	—	29,353,560	—
Germany	—	19,497,228	—
Hong Kong	—	15,793,022	—
Indonesia	—	12,972,317	—
Japan	—	28,641,195	—
Spain	—	16,612,849	—
United Kingdom	$20,339,194	17,744,440	—
Other Countries	473,370,560	—	—
Short-Term Investments	9,930	3,194,655	—
	$493,719,684	$150,404,907	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.